PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks 93.2%
Australia 3.1%
Aristocrat Leisure Ltd.	9,828	$441,720
BHP Group Ltd.	18,816	793,105
Charter Hall Group, REIT	12,725	208,075
Codan Ltd.	18,146	509,664
CSL Ltd.	38,121	3,295,951
Fortescue Ltd.	95,829	1,243,502
Harvey Norman Holdings Ltd.	43,230	148,889
Helia Group Ltd.	198,161	696,996
Monadelphous Group Ltd.	5,872	120,224
Nine Entertainment Co. Holdings Ltd.	165,206	111,072
OceanaGold Corp.	47,400	1,142,861
Pantoro Gold Ltd.*	80,786	115,802
Perseus Mining Ltd.	35,973	123,145
QBE Insurance Group Ltd.	86,297	1,496,801
Regis Resources Ltd.	117,066	501,652
Rio Tinto Ltd.	3,938	469,338
SmartGroup Corp. Ltd.	69,866	629,151
Woodside Energy Group Ltd.	72,129	1,688,175
		13,736,123
Belgium 0.3%
Anheuser-Busch InBev SA/NV	8,722	757,541
Proximus SADP	63,929	473,649
		1,231,190
Brazil 0.3%
Axia Energia SA	9,200	96,244
BB Seguridade Participacoes SA	29,700	240,804
Cia De Saneamento do Parana Sanepar, UTS	36,900	264,676
Petroleo Brasileiro SA	40,000	388,310
StoneCo Ltd. (Class A Stock)	19,600	222,950
WEG SA	18,000	168,454
Yara International ASA	3,400	160,384
		1,541,822
Canada 7.7%
5N Plus, Inc.*	8,100	188,250
Agnico Eagle Mines Ltd.	13,300	1,930,888
Alimentation Couche-Tard, Inc.	6,600	428,481
Aritzia, Inc.*	9,500	946,578
Bank of Nova Scotia (The)	2,400	210,527
Barrick Mining Corp.	80,000	2,936,120
BlackBerry Ltd.*	141,800	1,206,744
Canada Packers, Inc.	6,200	84,341
Canadian Natural Resources Ltd.	4,400	209,603
Celestica, Inc.*	6,600	2,183,930
Cenovus Energy, Inc.	71,000	2,140,864
CGI, Inc.	13,500	988,148
Cogeco Communications, Inc.	29,400	1,239,462
DPM Metals, Inc.	3,000	105,461
Extendicare, Inc.	27,200	688,416
Fairfax Financial Holdings Ltd.	1,400	2,344,462
Fortuna Mining Corp.*	20,000	168,492
Great-West Lifeco, Inc.	8,100	537,015
Kinross Gold Corp.	106,600	2,457,689
Maple Leaf Foods, Inc.	27,100	552,884
Nutrien Ltd.	32,200	2,222,543

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Power Corp. of Canada	10,600	$724,385
Royal Bank of Canada	4,000	837,208
Suncor Energy, Inc.	42,900	2,880,912
Teck Resources Ltd. (Class B Stock)	15,500	932,753
Torex Gold Resources, Inc.	5,200	200,121
Toronto-Dominion Bank (The)	39,800	4,770,833
		34,117,110
China 8.1%
Agricultural Bank of China Ltd. (Class H Stock)	102,000	82,006
Alibaba Group Holding Ltd.	28,500	434,152
Bank of China Ltd. (Class H Stock)	1,817,000	1,274,635
Bank of Ningbo Co. Ltd. (Class A Stock)	93,500	441,437
BOC Hong Kong Holdings Ltd.	300,000	1,995,020
China BlueChemical Ltd. (Class H Stock)	1,428,000	385,615
China CITIC Bank Corp. Ltd. (Class H Stock)	252,000	248,479
China Construction Bank Corp. (Class H Stock)	3,114,000	3,654,048
China Gold International Resources Corp. Ltd.	12,200	275,430
China Hongqiao Group Ltd.	256,500	807,119
China Jushi Co. Ltd. (Class A Stock)	385,200	2,151,627
China Life Insurance Co. Ltd. (Class H Stock)	153,000	569,610
China Pacific Insurance Group Co. Ltd. (Class H Stock)	32,400	126,460
CITIC Ltd.	611,000	961,731
Geely Automobile Holdings Ltd.	109,000	275,196
Genertec Universal Medical Group Co. Ltd., 144A	546,000	339,341
GigaDevice Semiconductor, Inc. (Class A Stock)	18,900	1,055,357
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,402,000	3,254,311
Lee & Man Paper Manufacturing Ltd.	208,000	106,487
Lenovo Group Ltd.	438,000	1,339,488
NetEase, Inc.	72,900	1,939,593
New China Life Insurance Co. Ltd. (Class H Stock)	144,800	892,885
Ningxia Baofeng Energy Group Co. Ltd. (Class A Stock)	344,700	1,186,090
Ping An Bank Co. Ltd. (Class A Stock)	1,174,690	2,022,894
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	175,500	1,311,121
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (Class A Stock)	38,600	118,622
Sinopharm Group Co. Ltd. (Class H Stock)	39,600	87,817
SITC International Holdings Co. Ltd.	423,000	2,132,681
Suzhou Dongshan Precision Manufacturing Co. Ltd. (Class A Stock)*	43,200	1,095,510
TCL Electronics Holdings Ltd.*	56,000	115,225
Tencent Holdings Ltd.	53,500	3,269,010
WuXi AppTec Co. Ltd. (Class H Stock), 144A	39,333	806,611
Zhongji Innolight Co. Ltd. (Class A Stock)	7,900	1,051,241
Zijin Mining Group Co. Ltd. (Class H Stock)	58,000	246,267
		36,053,116
Denmark 0.9%
Bavarian Nordic A/S*	15,948	437,164
Danske Bank A/S	44,345	2,552,041
Scandinavian Tobacco Group A/S, 144A	70,688	784,691
		3,773,896
Finland 0.7%
Neste OYJ	19,250	682,189
Nordea Bank Abp	122,552	2,473,486
Puuilo OYJ	5,196	102,563
		3,258,238

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France 6.2%
AXA SA	64,473	$3,341,612
BNP Paribas SA	31,237	3,969,246
Capgemini SE	9,122	1,084,248
Credit Agricole SA	83,516	1,866,203
Eiffage SA	2,685	381,618
Engie SA	46,921	1,462,580
Ipsen SA	5,140	993,180
L’Oreal SA	7,044	3,137,365
Publicis Groupe SA	1,594	170,129
Rubis SCA	27,154	1,049,708
Safran SA	9,317	3,661,407
SCOR SE	18,467	730,576
Societe Generale SA	4,458	419,037
Thales SA	3,712	1,056,734
TotalEnergies SE	47,575	4,194,236
		27,517,879
Georgia 0.2%
Lion Finance Group PLC	4,387	689,115
Germany 4.0%
Deutsche Bank AG	7,303	268,794
Deutsche Post AG	43,911	2,933,334
Deutsche Telekom AG	62,723	1,935,695
Fresenius SE & Co. KGaA	18,538	952,802
Friedrich Vorwerk Group SE	8,530	647,901
Henkel AG & Co. KGaA	1,144	93,740
HOCHTIEF AG	4,552	2,333,011
Infineon Technologies AG	41,180	2,955,225
Mercedes-Benz Group AG	51,593	2,789,592
Pfisterer Holding SE	3,337	293,350
RWE AG	1,455	95,714
Scout24 SE, 144A	1,260	108,024
Siemens AG	2,044	669,710
Talanx AG	10,590	1,407,566
Vonovia SE	17,376	421,553
		17,906,011
Hong Kong 0.6%
Chow Sang Sang Holdings International Ltd.	68,000	100,872
Kingboard Laminates Holdings Ltd.	69,000	257,050
Melco Resorts & Entertainment Ltd., ADR*	33,000	189,090
WH Group Ltd., 144A	2,014,500	2,167,538
		2,714,550
India 5.3%
Acutaas Chemicals Ltd.	31,536	1,026,047
Aditya Infotech Ltd.	12,168	432,454
Anthem Biosciences Ltd.	11,594	98,348
Bajaj Auto Ltd.	17,527	2,115,692
BSE Ltd.	55,782	2,130,642
CreditAccess Grameen Ltd.*	12,740	212,596
Cummins India Ltd.	11,784	681,533
Eicher Motors Ltd.	15,911	1,305,453
FSN E-Commerce Ventures Ltd.*	54,780	191,482
GE Vernova T&D India Ltd.	22,768	1,030,945
Great Eastern Shipping Co. Ltd. (The)	27,118	383,687
HCL Technologies Ltd.	90,970	1,286,364
Hero MotoCorp Ltd.	6,500	366,927

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Indian Oil Corp. Ltd.	241,231	$353,623
Infosys Ltd.	25,200	299,352
Lupin Ltd.	12,804	324,076
Maruti Suzuki India Ltd.	589	87,834
MTAR Technologies Ltd.*	5,876	353,333
Multi Commodity Exchange of India Ltd.	37,134	1,047,925
National Aluminium Co. Ltd.	296,041	1,089,154
Nestle India Ltd.	154,118	2,437,309
Oil & Natural Gas Corp. Ltd.	914,813	2,330,610
Oracle Financial Services Software Ltd.	1,846	216,467
Polycab India Ltd.	2,064	196,885
Sansera Engineering Ltd., 144A	17,336	607,677
Shriram Finance Ltd.	127,986	1,402,745
Solar Industries India Ltd.	1,170	225,527
Sun Pharmaceutical Industries Ltd.	14,469	301,683
TD Power Systems Ltd.	31,100	368,297
Thanga Mayil Jewellery Ltd.	5,226	286,207
Zydus Lifesciences Ltd.	26,850	317,006
		23,507,880
Indonesia 0.1%
Astra International Tbk PT	892,800	253,045
First Resources Ltd.	45,100	119,216
		372,261
Ireland 0.8%
AerCap Holdings NV	16,400	2,474,760
AIB Group PLC	83,043	987,683
		3,462,443
Israel 0.6%
Bank Hapoalim BM	56,535	1,372,555
Elbit Systems Ltd.	1,028	830,453
Israel Discount Bank Ltd. (Class A Stock)	23,426	244,485
Tower Semiconductor Ltd.*	1,859	407,244
		2,854,737
Italy 3.4%
Banca Mediolanum SpA	52,036	1,394,303
d’Amico International Shipping SA	122,632	1,021,698
Enel SpA	213,847	2,415,061
Eni SpA	62,318	1,733,480
Intesa Sanpaolo SpA	193,443	1,462,296
Leonardo SpA	4,742	302,229
OVS SpA, 144A	27,393	198,023
Prysmian SpA	2,306	318,213
UniCredit SpA	42,541	4,012,121
Unipol Assicurazioni SpA	73,223	2,291,111
		15,148,535
Japan 10.9%
Advantest Corp.	2,500	493,955
Amano Corp.	6,300	152,610
Astellas Pharma, Inc.	185,300	2,545,059
Brother Industries Ltd.	10,200	254,013
BuySell Technologies Co. Ltd.	27,900	515,346
Casio Computer Co. Ltd.	18,900	207,682

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Cosmo Energy Holdings Co. Ltd.	6,600	$164,241
Daiichi Life Group, Inc.	23,700	285,760
DIC Corp.	17,600	484,000
Electric Power Development Co. Ltd.	9,000	212,907
Exedy Corp.	5,000	188,406
Fast Retailing Co. Ltd.	6,800	3,329,751
Financial Partners Group Co. Ltd.	24,300	260,902
Food & Life Cos. Ltd.	6,600	230,429
Fuji Corp.	20,100	897,994
Fujitsu Ltd.	35,400	815,944
Fuso Chemical Co. Ltd.	26,100	597,444
GMO internet group, Inc.	8,100	216,243
Harmonic Drive Systems, Inc.	11,500	431,824
Haseko Corp.	35,600	619,430
Heiwa Corp.	14,700	196,888
Honda Motor Co. Ltd.	265,200	2,673,116
Ibiden Co. Ltd.	700	70,030
Isuzu Motors Ltd.	61,700	920,536
JAC Recruitment Co. Ltd.	17,500	103,627
Japan Lifeline Co. Ltd.	24,000	236,349
Japan Post Bank Co. Ltd.	137,600	2,660,515
Kanamoto Co. Ltd.	6,400	208,505
Kawasaki Kisen Kaisha Ltd.	12,000	213,826
Kioxia Holdings Corp.*	8,900	2,480,754
Komatsu Ltd.	9,200	399,190
Mabuchi Motor Co. Ltd.	44,800	464,073
Medipal Holdings Corp.	23,800	428,555
Mercari, Inc.*	11,500	311,189
MISUMI Group, Inc.	18,600	442,512
Mitsubishi Corp.	61,400	1,835,417
Mitsubishi Materials Corp.	8,000	207,636
Mitsubishi UFJ Financial Group, Inc.	19,200	428,861
Murata Manufacturing Co. Ltd.	38,400	1,749,671
Nanto Bank Ltd. (The)	21,600	230,651
NGK Corp.	11,000	376,358
Noritsu Koki Co. Ltd.	31,800	386,808
NTN Corp.	332,700	804,351
Okamura Corp.	14,400	210,214
OSG Corp.	18,900	431,196
Park24 Co. Ltd.	8,400	103,969
PHC Holdings Corp.	39,800	274,939
Recruit Holdings Co. Ltd.	44,500	3,519,097
Roland Corp.	10,400	273,253
Ryohin Keikaku Co. Ltd.	86,400	2,266,297
Sakata INX Corp.	13,800	215,255
Sankyo Co. Ltd.	101,800	1,181,369
Sanrio Co. Ltd.	177,600	1,420,420
Sanyo Denki Co. Ltd.	10,800	365,606
Sekisui House Ltd.	45,500	996,099
Shizuoka Gas Co. Ltd.	11,300	89,082
Sumitomo Electric Industries Ltd.	6,300	83,381
Suruga Bank Ltd.	16,200	262,350
Taiheiyo Cement Corp.	8,400	212,711
Taikisha Ltd.	7,500	196,536
Takuma Co. Ltd.	9,600	202,524
Toenec Corp.	12,000	152,825
Tohoku Electric Power Co., Inc.	20,400	149,905
Tokai Carbon Co. Ltd.	124,000	1,182,580
Tokai Rika Co. Ltd.	6,400	126,205
Tokyo Electron Ltd.	700	234,036
Tokyo Gas Co. Ltd.	19,800	764,376
Tokyu Construction Co. Ltd.	38,300	278,149

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Toyoda Gosei Co. Ltd.	27,400	$945,943
Tsugami Corp.	17,000	623,840
Ushio, Inc.	12,500	290,089
Yamaichi Electronics Co. Ltd.	2,500	129,785
Zeon Corp.	31,200	437,534
		48,352,923
Kuwait 0.1%
Mobile Telecommunications Co. KSCP	114,175	220,521
Malaysia 0.0%
SD Guthrie Bhd	132,600	213,185
Mexico 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	39,200	451,854
Netherlands 4.2%
Argenx SE*	2,376	2,035,038
ASM International NV	171	158,372
ASML Holding NV	5,722	9,429,544
BE Semiconductor Industries NV	3,250	745,287
Heineken Holding NV	2,392	201,229
ING Groep NV	94,019	3,303,974
Koninklijke Ahold Delhaize NV	63,290	2,507,691
		18,381,135
New Zealand 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	101,049
Norway 0.2%
Kitron ASA	17,725	162,149
MPC Container Ships ASA	157,400	404,565
Wallenius Wilhelmsen ASA	18,750	292,205
		858,919
Philippines 0.6%
International Container Terminal Services, Inc.	175,570	2,757,072
Poland 0.3%
ORLEN SA	5,876	233,167
XTB SA, 144A	24,415	971,986
		1,205,153
Portugal 0.3%
NOS SGPS SA	157,355	875,814
Sonae SGPS SA	211,946	497,854
		1,373,668
Qatar 0.2%
Ooredoo QPSC	228,249	783,895
Russia 0.0%
Inter RAO UES PJSC*^	13,660,000	17
LUKOIL PJSC*^	14,283	—
Polyus PJSC*^	14,500	—

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Russia (cont’d.)
Rosneft Oil Co. PJSC*^	155,425	$—
Sberbank of Russia PJSC*^	366,709	1
		18
Saudi Arabia 1.1%
East Pipes Integrated Co. for Industry	7,332	359,230
Etihad Etisalat Co.	15,469	255,997
Jarir Marketing Co.	460,672	2,045,197
Mouwasat Medical Services Co.	11,100	184,296
Rasan Information Technology Co.*	9,250	320,690
SABIC Agri-Nutrients Co.	43,458	1,426,620
Saudi Arabian Oil Co., 144A	14,540	102,583
United Electronics Co.	8,502	150,014
		4,844,627
Singapore 2.0%
AEM Holdings Ltd.	115,800	744,936
DBS Group Holdings Ltd.	23,100	1,332,795
Oversea-Chinese Banking Corp. Ltd.	110,800	2,516,625
SATS Ltd.	57,200	210,891
Singapore Exchange Ltd.	105,200	2,005,555
Singapore Technologies Engineering Ltd.	280,000	2,200,181
		9,010,983
South Africa 0.2%
Gold Fields Ltd.	19,838	640,627
Telkom SA SOC Ltd.	19,380	64,036
		704,663
South Korea 6.4%
Hana Financial Group, Inc.	9,752	842,954
KB Financial Group, Inc.	7,773	909,728
Kia Corp.	16,062	1,448,154
Korea Electric Power Corp.	13,832	332,388
Samsung Electro-Mechanics Co. Ltd.	558	426,394
Samsung Electronics Co. Ltd.	67,966	11,829,810
Samsung Securities Co. Ltd.	10,374	703,157
Shinhan Financial Group Co. Ltd.	26,590	1,845,877
SK hynix, Inc.	8,436	9,580,392
SK Square Co. Ltd.*	620	426,320
		28,345,174
Spain 2.1%
Banco Bilbao Vizcaya Argentaria SA	103,156	2,891,660
Banco Santander SA	10,652	151,496
CaixaBank SA	188,843	2,743,199
Naturgy Energy Group SA	29,105	970,939
Repsol SA	52,771	1,610,625
Solaria Energia y Medio Ambiente SA*	44,101	853,411
		9,221,330
Sweden 2.7%
AcadeMedia AB, 144A	69,783	731,380
Ambea AB, 144A	8,448	128,054
Atlas Copco AB (Class A Stock)	130,812	2,764,035
Atlas Copco AB (Class B Stock)	16,482	304,547

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Epiroc AB (Class B Stock)	2,938	$64,417
Medcap AB*	1,274	73,385
Rusta AB	34,826	322,192
Saab AB (Class B Stock)	24,900	1,564,662
Sandvik AB	34,367	1,285,145
Swedbank AB (Class A Stock)	56,875	2,274,998
Swedish Orphan Biovitrum AB*	45,016	2,230,824
		11,743,639
Switzerland 2.6%
ABB Ltd.	40,807	4,025,975
Galderma Group AG*	12,979	2,824,380
Nestle SA	17,824	1,781,528
Sandoz Group AG	5,203	424,137
TORM PLC (Class A Stock)	7,618	232,583
UBS Group AG	39,733	2,100,193
		11,388,796
Taiwan 7.1%
Accton Technology Corp.	2,000	129,634
ASE Technology Holding Co. Ltd.	18,000	307,161
Chroma ATE, Inc.	34,000	2,136,087
Delta Electronics, Inc.	18,000	885,557
Elite Material Co. Ltd.	4,000	574,211
Evergreen Marine Corp. Taiwan Ltd.	148,000	930,126
International Games System Co. Ltd.	18,000	430,756
King Slide Works Co. Ltd.	2,000	479,243
Nan Ya Plastics Corp.	185,000	878,997
Sunonwealth Electric Machine Industry Co. Ltd.	31,000	124,112
TaiDoc Technology Corp.	37,000	146,715
Taiwan Semiconductor Manufacturing Co. Ltd.	317,000	23,446,993
Unimicron Technology Corp.	4,000	93,852
United Microelectronics Corp.	176,000	658,433
Yageo Corp.	13,000	195,667
		31,417,544
Thailand 0.4%
Advanced Info Service PCL	122,500	1,391,463
Delta Electronics Thailand PCL	32,200	263,650
		1,655,113
Turkey 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	20,772	149,608
Turkiye Sigorta A/S	3,432,962	454,289
		603,897
United Arab Emirates 0.3%
Emaar Properties PJSC	472,372	1,409,828
United Kingdom 6.8%
AstraZeneca PLC	4,226	718,886
Barclays PLC	296,304	2,036,656
CK Hutchison Holdings Ltd.	248,500	2,328,266
CMC Markets PLC, 144A	22,906	206,867
Compass Group PLC	23,356	741,690
Diploma PLC	14,037	1,390,125
Hollywood Bowl Group PLC	44,499	171,224

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
HSBC Holdings PLC	222,845	$4,745,554
IG Group Holdings PLC	60,082	1,182,243
Imperial Brands PLC	49,832	1,891,168
Kingfisher PLC	87,727	365,992
Lancashire Holdings Ltd.	55,270	448,938
Lloyds Banking Group PLC	2,154,997	3,330,801
Man Group PLC	51,350	210,255
NatWest Group PLC	362,971	3,423,772
OSB Group PLC	38,198	287,553
Rolls-Royce Holdings PLC	221,653	4,421,902
Softcat PLC	5,680	149,045
Standard Life PLC	11,509	143,417
Vodafone Group PLC	1,076,328	1,708,122
		29,902,476
United States 2.2%
Novartis AG	7,785	1,217,511
PolyPeptide Group AG, 144A*	3,060	166,298
Roche Holding AG	9,330	4,078,073
Sanofi SA	34,058	2,932,792
Shell PLC	14,561	666,482
Swiss Re AG	3,496	581,787
		9,642,943

Total Common Stocks (cost $331,545,663)		412,475,311
Preferred Stocks 1.0%
Brazil 0.7%
Petroleo Brasileiro SA (PRFC)	345,400	2,959,218
Germany 0.0%
Volkswagen AG (PRFC)	2,158	186,499
South Korea 0.3%
Samsung Electronics Co. Ltd. (PRFC)	9,417	1,183,387

Total Preferred Stocks (cost $2,275,280)		4,329,104
Unaffiliated Exchange-Traded Funds 1.9%
United States
iShares MSCI EAFE ETF	61,600	6,503,728
iShares MSCI Emerging Markets ETF	33,900	2,172,651

Total Unaffiliated Exchange-Traded Funds (cost $7,653,123)		8,676,379

Total Long-Term Investments (cost $341,474,066)		425,480,794
Short-Term Investments 3.2%
Affiliated Mutual Fund 3.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $13,161,616)(wb)	13,161,616	13,161,616

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $968,471)	3.693%	10/06/26	975	$968,653

Total Short-Term Investments (cost $14,130,087)				14,130,269

TOTAL INVESTMENTS 99.3% (cost $355,604,153)				439,611,063
Other assets in excess of liabilities(z) 0.7%				2,892,084

Net Assets 100.0%				$442,503,147

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
69	Mini MSCI EAFE Index	Sep. 2026	$10,978,935	$5,186
62	Mini MSCI Emerging Markets Index	Sep. 2026	5,091,130	(398,135)
				$(392,949)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).